Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Balance Sheets [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	40,839,628	23,995,500
Common stock, shares outstanding	40,839,628	23,995,500